OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Advances for inventory purchases	$8,124,880	$6,999,955
Prepaid insurance	1,081,809	-
Deposits	140,500	-
Prepaid software deposit	242,200	-
Other	73,946	81,738
Total other current assets	$9,663,335	$7,081,693
Other current assets consist of the following at December 31, 2021:
Vendor deposits, related party	$6,999,955
Interest receivable, related party	33,395
Total other assets	$7,033,350